Premises and equipment (Details) (CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Premises and equipment disclosures
Buildings and improvements	2,303	2,415
Land	420	491
Leasehold improvements	2,180	2,043
Software	6,484	5,740
Equipment	2,390	2,370
Premises and equipment	13,777	13,059
Accumulated depreciation	(9,136)	(7,968)
Total premises and equipment, net	4,641	5,091
Depreciation and impairment
Depreciation	1,232	1,236	1,229
Impairment	23	65	17
Bank
Premises and equipment disclosures
Buildings and improvements	2,087	2,201
Land	396	466
Leasehold improvements	2,162	2,031
Software	6,476	5,734
Equipment	2,304	2,288
Premises and equipment	13,425	12,720
Accumulated depreciation	(8,984)	(7,825)
Total premises and equipment, net	4,441	4,895
Depreciation and impairment
Depreciation	1,224	1,227	1,218
Impairment	23	65	17